INCOME TAXES (Schedule of Deferred Tax Asset/Liability) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryforward	[1],[2]	$ 87,325	$ 96,443
Employees benefits and compensation	[1],[2]	4,914	4,891
Accruals and reserves	[1],[2]	4,738	3,546
Research and development	[1],[2]	12,292	10,528
Others	[1],[2]	3,615	2,935
Gross deferred tax assets - long-term	[1],[2]	112,884	118,343
Valuation allowance, see F below	[1],[2]	(5,834)	(5,807)
Deferred tax assets	[1],[2]	107,050	112,536
Deferred tax liabilities:
Depreciation and amortization	[1],[2]	(82,001)	(77,092)
Gain on TPSCo acquisition	[1],[2]	(1,240)	(15,957)
Others	[1],[2]	(750)	(559)
Deferred tax liabilities	[1],[2]	(83,991)	(93,608)
Presented in long term deferred tax assets	[1],[2]	73,460	82,852
Presented in long term deferred tax liabilities	[1],[2]	$ (50,401)	$ (63,924)

[1]	Deferred tax assets and liabilities relating to Tower for the years 2018 and 2017 are computed based on the Israeli preferred enterprise tax rate of 7.5%.
[2]	In 2017, the Company adopted ASU 2015-17 regarding classification of deferred taxes, prospectively, following which, effective 2017, deferred taxes are not presented as current assets.